TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Trade payables	$ 7,801	$ 7,994
Accrued voyage expenses	43,766	38,617
Accrued ship operating expenses	17,687	16,252
Accrued administrative expenses	11,057	9,359
Other	17,921	9,311
Total current trade and other payables	98,232	81,533
Other	472	2,053
Total other non-current payables	$ 472	$ 2,053